INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
INVESTMENTS
8.	INVESTMENTS

The following is a summary of the Company’s investments (in thousands):

	December 31, 2020	March 31, 2021
Equity method investments	$177,663	$161,702
Equity investments without readily determinable fair values	66,378	62,487
Equity investments with readily determinable fair values	7,037	876

Total investments	$251,078	$225,065

Equity Method Investments

As of December 31, 2020 and March 31, 2021, the Company held various investments in non-marketable equity instruments of private companies. As of March 31, 2021, the Company’s equity method investments are primarily comprised of Learfield IMG College and Sports News Television Limited. The Company’s ownership of its equity method investments ranges from 5% to 50% as of March 31, 2021. For the three months ended March 31, 2020, the Company recorded total other-than-temporary impairment charges of $5.9 million for one of its equity method investments, which has been recorded in equity losses of affiliates in the consolidated statement of operations.

Equity Investments without Readily Determinable Fair Values

As of December 31, 2020 and March 31, 2021, the Company held various investments in non-marketable equity instruments of private companies. For the three months ended March 31, 2020, the Company recorded an impairment of $2.3 million for two of its equity investments without readily determinable fair values. These impairment charges have been recorded in other income (expense), net in the consolidated statements of operations. For the three months ended March 31, 2021, the Company sold three investments for net proceeds of $4.8 million and recorded related gains of $2.6 million.

Equity Investments with Readily Determinable Fair Values

As of March 31, 2021, the Company has two investments in publicly traded companies. During the three months ended March 31, 2021, the Company sold two investments in publicly traded companies for total net proceeds of $11.5 million. As of December 31, 2020 and March 31, 2021, the Company’s equity investments with readily determinable fair values were valued at $7.0 million and $0.9 million, respectively. The Company recorded gains (losses) of $(0.5) million and $5.2 million for the three months ended March 31, 2020 and 2021, respectively, due to the change in fair value in other income (expense), net in the consolidated statements of operations. See Note 10 for additional information regarding fair value measurements for these equity investments.

9. INVESTMENTS

The following is a summary of the Company’s investments (in thousands):

	December 31,
	2019	2020
Equity method(1)	$431,984	$177,663
Equity investments without readily determinable fair values	146,268	66,378
Equity investments with readily determinable fair values	1,843	7,037

Total investments	$580,095	$251,078

(1)

The book value of one equity method investment exceeded the Company’s percentage ownership share of the underlying net assets by $27.6 million and $28.6 million as of December 31, 2019 and 2020, respectively. The book value of another equity investment exceeded the Company’s percentage ownership share of the underlying net assets by $6.3 million as of December 31, 2019. These basis differences, primarily resulting from acquisition purchase price step ups on the investments, are accounted for as goodwill, which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.

Equity Method Investments

As of December 31, 2019 and 2020, the Company held various investments in non-marketable equity instruments of private companies. As of December 31, 2020, the Company’s equity method investments are primarily comprised of Learfield IMG College (Note 5) and Sports News Television Limited. The Company’s ownership of its equity method investments ranges from 5% to 50% as of December 31, 2020.

During 2019, (i) the members of one of the Company’s equity method investments approved the liquidation and dissolution of such investment, (ii) the Company agreed to exit another equity method investment and (iii) the Company recorded an other-than-temporary impairment for its investment in Learfield IMG College (Note 5). As a result, the Company recorded total impairment charges of $142.2 million for the year ended December 31, 2019, which has been recorded in equity losses of affiliates in the consolidated statement of operations.

During 2020, the Company recorded total other-than-temporary impairment charges of $15.3 million for two of its equity method investments, which were recorded in equity losses of affiliates in the consolidated statement of operations.

Summarized Financial Information

The following is a summary of financial data for the investment in Learfield IMG College accounted for under the equity method of accounting (in thousands):

	December 31,
	2019	2020
Current assets	$349,870	$384,745
Non-current assets	2,375,561	1,536,246
Current liabilities	446,993	591,835
Non-current liabilities	987,105	1,032,042

	Years Ended December 31,
	2019	2020
Revenue	$1,296,571	$760,465
Loss from operations	(641,944)	25,865
Net loss	(689,052)	(996,216)

The following is a summary of financial data for all other investments in affiliates accounted for under the equity method of accounting (in thousands):

	December 31,
	2019	2020
Current assets	$113,827	$52,927
Non-current assets	64,725	17,089
Current liabilities	78,565	48,100
Non-current liabilities	81,372	11,069

	Years Ended December 31,
	2018	2019	2020
Revenue	$380,682	$270,626	$143,461
Income (loss) from operations	23,638	24,789	(8,381)
Net income (loss)	1,054	15,284	(8,399)

Equity Investments without Readily Determinable Fair Values

As of December 31, 2019 and 2020, the Company holds various investments in non-marketable equity instruments of private companies. In 2018, 2019 and 2020, the Company invested $43.3 million, $10.7 million and $13.4 million, respectively, in new investments without readily determinable fair value.

For the years ended December 31, 2018, 2019 and 2020, the Company performed its qualitative assessment on its investments without readily determinable fair values and recorded a net increase (decrease) of $71.0 million, ($10.3) million and ($2.5) million, respectively, in other income (expense), net in the consolidated statements of operations. The net increase (decrease) for each year was due to observable price changes as well as uncertainty in the investments’ ability to continue as a going concern. In addition, in 2019 the Company impaired its notes receivable due from one of these investments of $17.1 million and recorded this impairment in other income (expense), net in the consolidated statement of operations.

In May 2020, the Company sold approximately 90% of its ownership in one of its investments without readily determinable fair values for proceeds of $83.0 million. The Company recorded a loss of $3.0 million on this sale. In addition, in August 2020, one of the Company’s equity investments without readily determinable fair values sold one of its businesses. The Company’s proceeds from this sale was $20.2 million, which was received in October 2020, and the Company recorded a gain of $15.3 million. The loss and the gain were recorded in other income (expense), net in the consolidated statement of operations.

Equity Investments with Readily Determinable Fair Values

The Company has four investments in publicly traded companies. As of December 31, 2019 and 2020, the Company’s equity investments with readily determinable fair values were valued at $1.8 million and $7.0 million, respectively. The Company recorded (losses) gains of $(2.1) million and $5.0 million for year ended December 31, 2019 and 2020, due to the change in fair value in other income (expense), net in the consolidated statements of operations.